Prepaid expenses and accrued revenues	12 Months Ended
Dec. 31, 2022
Prepaid expenses and accrued revenues
Prepaid expenses and accrued revenues	Note 17. Prepaid expenses and accrued revenues

Skr mn	Dec 31, 2022	Dec 31, 2021
Interest income accrued	4,121	1,876
Prepaid expenses and other accrued revenues	41	37
Total	4,162	1,913